CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Net unrealized gains on available-for-sale investments, net	$ 10,007,001	$ 217,444	$ 0
Transfer to statements of operations of realized gains on available-for-sale, net	$ 0	$ 0	$ 0